Financial Instruments - Disclosure of Net Effect of Expired Contracts Did Not Meet Hedging Criteria for Accounting Purposes (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015
Derivative financial instruments did not meet hedging criteria [member] | Cross-currency swaps [member] | Market value gain on financial instruments [member]
Disclosure of detailed information about hedges [line items]
Net effects derivative contracts hedging criteria	$ (438)	$ 204